LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Lessee Disclosure [Abstract]
Schedule of Lease Cost
	Year ended December 31, 2023	Year ended December 31, 2022

Operating lease expenses	1,173	1,316

Schedule of Supplemental Cash Flow Information Related to Leases
	Year ended December 31, 2023	Year ended December 31, 2022

Operating cash flows from operating leases	1,640	1,316

Right-of-use assets obtained in exchange for lease obligations (non-cash)	1,345	318

Schedule of Operating Cash Flows
	December 31, 2023	December 31, 2022

Operating Leases
Operating lease right-of-use assets	2,746	2,477

Current operating lease liabilities	1,033	904
Non-current operating lease liabilities	1,697	1,535
Total operating lease liabilities	2,730	2,439

Weighted Average Remaining Lease Term
Operating leases - Israel	5 years	2 years
Operating leases – United States	3 years	4 years

Weighted Average discount rate
Operating leases - Israel	5%	4.5%
Operating leases – United States	4.84%	4.84%

Schedule of Maturities of Lease Liabilities
Year	Amount
2024	1,056
2025	810
2026	385
2027	281
2028 and after	472
Total lease payments	3,004
Less imputed interest	(274)
Total	$2,730